Consolidated Balance Sheets (Parentheticals) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.01	₪ 0.01
Ordinary shares, authorized	50,000,000	20,000,000
Ordinary shares, share issued	15,049,720	11,136,850
Ordinary shares, share outstanding	15,049,720	11,136,850